Common and preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Common and preferred shares and other equity instruments

Note 1 5	Common and preferred shares and other equity instruments

The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2022				2021
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share

Common shares (1)	905,993,892	$14,723	$2,954	$3.270	901,658,556	$14,351	$2,622	$2.920
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93	16,000,000	400	15	0.93
Series 41	12,000,000	300	12	0.98	12,000,000	300	12	0.98
Series 43	12,000,000	300	9	0.79	12,000,000	300	9	0.79
Series 45 (2)	–	–	26	0.83	32,000,000	800	35	1.10
Series 47	18,000,000	450	20	1.13	18,000,000	450	20	1.13
Series 49	13,000,000	325	17	1.30	13,000,000	325	17	1.30
Series 51	10,000,000	250	13	1.29	10,000,000	250	13	1.29
Series 56	600,000	600	–	–	–	–	–	–
		$2,625	$112			$2,825	$121
Treasury shares – common shares	46,205	$3			(2,604)	$–
Treasury shares – preferred shares	(1,995)	(2)			(20)	–
Other Equity Instruments
Limited recourse capital notes Series 1 (3)		$750	$33	4.375% (4)		$750	$37	4.375% (4)
Limited recourse capital notes Series 2 (5)		$750	$26	4.000% (4)		$750	$–	4.000% (4)
Limited recourse capital notes Series 3 (6)		$800	$–	7.150% (4)		$–	$–

(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Series 45 preferred shares were redeemed on July 29, 2022.
(3)	See 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) section below for details.
(4)	Represents the annual interest rate percentage applicable to the LRCNs issued as at October 31 for each respective year.
(5)	See 4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) section below for details.
(6)	See 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness) section below for details.
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2022		2021
	Number of shares	Amount	Number of shares	Amount

Balance at beginning of year (1)	901,655,952	$14,351	894,170,658	$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	1,559,629	85	3,410,140	176
Shareholder investment plan	2,272,831	153	2,022,558	132
Employee share purchase plan	2,302,876	163	2,360,358	150
	907,791,288	$14,752	901,963,714	$14,366
Purchase of common shares for cancellation	(1,800,000)	(29)	–	–
Treasury shares	48,809	3	(307,762)	(15)
Balance at end of year (1)	906,040,097	$14,726	901,655,952	$14,351

(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
Share split
In February 2022, CIBC’s Board of Directors approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares to be effected through an amendment to CIBC’s by-laws. On April 7, 2022, CIBC shareholders approved the Share Split. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.
Common shares reserved for issue
As at October 31, 2022, 25,579,546 common shares (2021: 26,941,886) were reserved for future issue pursuant to stock option plans, 21,402,179 common shares (2021: 23,675,010) were reserved for future issue pursuant to the Shareholder Investment Plan, 11,147,755 common shares (2021: 13,647,920
)
were reserved for future issue pursuant to the ESPP and other activities, and 5,663,395,500 common shares (2021: 4,794,037,500) were reserved for future issue pursuant to instruments which include an NVCC provision requiring conversion into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines.

Normal course issuer bid
On December 9, 2021, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence a normal course issuer bid. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing
20 million common shares (on a post share split basis); (ii) CIBC providing a notice of termination; or (iii) December 12, 2022.
For the year
ended October 31, 2022, we purchased and cancelled 1,800,000 common shares (on a post share split basis) at an average price of $74.43 for a total amount of $134 million
, all of which occurred during the first quarter.
Preferred shares and other equity instruments
CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value, issuable in series, provided that, for each class of preferred shares, the maximum aggregate consideration for all outstanding shares at any time does not exceed $10 billion. There are no Class B Preferred Shares currently outstanding.
Preferred share and other equity instruments rights and privileges
Class A Preferred Shares
Non-cumulative Rate Reset Class A Preferred Shares Series 39, 41, 43, 47, 49, 51, and 56 (NVCC) are redeemable, subject to regulatory approval, for cash by CIBC on or after the specified redemption dates at the cash redemption prices indicated in the terms of the preferred shares. Class A Preferred Shares Series 39, 41, 43, 47, 49, and 51 bear quarterly non-cumulative dividends and Series 56 bears semi-annual non-cumulative dividends.
Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares)
On June 11, 2014, we issued 16 million
Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares)
 with a par value of $25.00 per share, for gross proceeds of $400 million. For the initial five-year
period to the earliest redemption date of July 31, 2019, the Series 39 shares paid quarterly cash dividends, as declared, at a rate of 3.90%. The dividend was reset to 3.713%, payable quarterly as and when declared by the Board, effective for the five-year period commencing July 31, 2019. On July 31, 2024, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.32%.
Holders of the Series 39 shares had the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC) (Series 40 shares), subject to certain conditions, on July 31, 2019. As the conditions for conversion were not met, no Series 40 shares were issued, and all of the Series 39 shares remain outstanding. Holders of the Series 39 shares will have the right to convert their shares on a one-for-one basis into Series 40 shares, subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 40 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.32%. Holders of the then outstanding Series 40 shares may convert their shares on a one-for-one basis into Series 39 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 39 shares at par on July 31, 2024, and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 40 shares at par on July 31, 2029, and on July 31 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares)
On December 16, 2014, we issued 12 million
Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares)
 with a par value of $25.00 per share, for gross proceeds of $300 million. For the initial five-year period to the earliest redemption date of January 31, 2020, the Series 41 shares paid quarterly cash dividends, as declared, at a rate of 3.75%. The dividend was reset to 3.909%, payable quarterly as and when declared by the Board, effective for the five-year period commencing January 31, 2020. On January 31, 2025, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.24%.
Holders of the Series 41 shares had the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. Holders of the Series 41 shares will have the right to convert their shares on a one-for-one basis into Series 42 shares, subject to certain conditions, on January 31, 2025 and on January 31 every five years thereafter. Holders of the Series 42 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month
Government of Canada Treasury Bill yield plus 2.24%. Holders of the then outstanding Series 42 shares may convert their shares on a one-for-one basis into Series 41 shares, subject to certain conditions, on January 31, 2030 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 41 shares at par on January 31, 2025 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 42 shares at par on January 31, 2030 and on January 31 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares)
On March 11, 2015, we issued 12 million
Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares)
 with a par value of $25.00 per share, for gross proceeds of $300 million. For the initial five-year period to the earliest redemption date of July 31, 2020, the Series 43 shares paid quarterly cash dividends, as declared, at a rate of 3.60%. The dividend was reset to 3.143%, payable quarterly as and when declared by the Board, effective for the five-year period commencing July 31, 2020. On July 31, 2025, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.79%.
Holders of the Series 43 shares had the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding. Holders of the Series 43 shares will have the right to convert their shares on a one-for-one basis into Series 44 shares, subject to certain conditions, on July 31, 2025 and on July 31 every five years

thereafter. Holders of the Series 44
shares will be entitled to receive a quarterly
floating rate dividend, if declared, equal to the three
-month Government of Canada Treasury Bill yield plus
2.79
%. Holders of the then outstanding Series 44
shares may convert their shares on a one
-for-one
basis into Series 43
shares, subject to certain conditions, on July 31
, 2030
and on July 31
every five
years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 43 shares at par on July 31
, 2025
and on July 31
every five
years thereafter; we may redeem all or any part of the then outstanding Series 44 shares at par on July 31
, 2030
and on July 31
every five
years
thereafter.

Non-cumulative Rate Reset Class A Preferred Shares Series 45 (NVCC) (Series 45 shares)
On July 29, 2022, we redeemed all 32 million Non-cumulative
Rate Reset
Class A Preferred Shares Series 45 (NVCC) (Series 45
s
hares), at a redemption price of $25.00 per Series 45 Preferred Share, for a total redemption cost of $800 million.
Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares)
On January 18, 2018, we issued 18 million Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares) with a par value of $25.00 per share, for gross proceeds of $450 million. For the initial five-year period to the earliest redemption date of January 31, 2023, the Series 47 shares pay quarterly cash dividends, as declared, at a rate of 4.50%. On January 31, 2023, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.45%.
Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter. Holders of the Series 48 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.45%. Holders of the then outstanding Series 48 shares may convert their shares on a one-for-one basis into Series 47 shares, subject to certain conditions, on January 31, 2028 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 47 shares at par on January 31, 2023 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 48 shares at par on January 31, 2028 and on January 31 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares)
On January 22, 2019, we issued 13 million Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares) with a par value of $25.00 per share, for gross proceeds of $325 million. For the initial five-year period to the earliest redemption date of April 30, 2024, the Series 49 shares pay quarterly cash dividends, as declared, at a rate of 5.20%. On April 30, 2024, and on April 30 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.31%.
Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter. Holders of the Series 50 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.31%. Holders of the then outstanding Series 50 shares may convert their shares on a one-for-one basis into Series 49 shares, subject to certain conditions, on April 30, 2029 and on April 30 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 49 shares at par on April 30, 2024 and on April 30 every five years thereafter; we may redeem all or any part of the then outstanding Series 50 shares at par on April 30, 2029 and on April 30 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares)
On June 4, 2019, we issued 10 million Non-cumulative Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares) with a par value of $25.00 per share, for gross proceeds of $250 million. For the initial five-year period to the earliest redemption date of July 31, 2024, the Series 51 shares pay quarterly cash dividends, as declared, at a rate of 5.15%. On July 31, 2024, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.62%.
Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 52 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.62%. Holders of the then outstanding Series 52 shares may convert their shares on a one-for-one basis into Series 51 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 51 shares at par on July 31, 2024 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 52 shares at par on July 31, 2029 and on July 31 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 56 (NVCC) (Series 56 shares)
On September 16, 2022, we issued 600,000 Non-cumulative Rate Reset Class A Preferred Shares Series 56 (NVCC) (Series 56 shares) with a par value of $
1,000.00
per share, for gross proceeds of $
600
million. For the initial five-year period to October 28, 2027, the Series 56 shares pay semi-annual cash dividends on the 28th day of April and October in each year, as declared, at a rate of
 7.361
%. The first dividend, if declared, will be payable on April 28, 2023. On October 28, 2027, and on October 28 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plu
s
 4.20%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 56 shares at par during the period from September 28, 2027 to and including October 28, 2027 and during the period from September 28 to and including October 28 every five years thereafter.
4.375
% Limited Recourse Capital Notes Series 1
(NVCC) (subordinated indebtedness) (LRCN Series 1
Notes)
On

September 16
, 2020
, we issued $
750
million principal amount of
4.375
% Limited Recourse Capital Notes Series 1
(NVCC) (subordinated indebtedness). The LRCN Series 1
Notes mature on
October 28, 2080
, and bear inte
rest
at a fixed rate of 4.375
% per annum (paid semi-annually) until October 28
, 2025
. Starting on
October 28, 2025
, and every five
years thereafter until October 28
, 2075
, the interest rate will be reset to the then current five
-year Government of Canada bond yield plus
4.000
% per annum.

Concurrently with the issuance of the LRCN Series 1 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 53 (NVCC) (Series 53
shares
) which are held in the CIBC LRCN Limited Recourse Trust (Limited Recourse Trust) that is consolidated by CIBC and as a result the Series 53 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 1 Notes when due, the sole remedy of each LRCN Series 1 Note holder is limited to that holder’s proportionate share of the Series 53 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 1 Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
The LRCN Series 1
Notes and the Series 53
Preferred Shares carry standard NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III (see “NVCC conversion mechanics” below). Upon the occurrence of a Trigger Event, each Series 53
Preferred

Share
held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Series 1 Note holders, into a variable number of common shares which will be delivered to LRCN Series 1 Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCN Series 1 Notes. All claims of LRCN Series 1 Note holders against CIBC under the LRCN Series 1 Notes will be extinguished upon receipt of such common shares.
4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) (LRCN Series 2 Notes)
On September 14, 2021, we issued $750 million principal amount of 4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness). The LRCN Series 2 Notes mature on January 28, 2082, and bear interest at a fixed rate of 4.000% per annum (paid semi-annually) until January 28, 2027. Starting on January 28, 2027, and every five years thereafter until January 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.102% per annum.

Concurrently with the issuance of the LRCN Series 2 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 54 (NVCC) (Series 54 shares) which are held in the Limited Recourse Trust that is consolidated by CIBC and as a result the Series 54 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 2 Notes when due, the sole remedy of each LRCN Series 2 Note holder is limited to that holder’s proportionate share of the Series 54 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 2 Notes, in whole or in part, every five years during the period from December 28 to and including January 28, commencing on December 28, 2026, at par.
The LRCN Series 2 Notes and the Series 54 Preferred Shares carry standard NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III (see “NVCC conversion mechanics” below). Upon the occurrence of a Trigger Event, each Series 54 Preferred Share held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Series 2 Note holders, into a variable number of common shares which will be delivered to LRCN Series 2 Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCN Series 2 Notes. All claims of LRCN Series 2 Note holders against CIBC under the LRCN Series 2 Notes will be extinguished upon receipt of such common shares.
7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness) (LRCN Series 3 Notes)
On June 15, 2022, we issued $800 million principal amount of 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness). The LRCN Series 3 Notes mature on July 28, 2082, and bear interest at a fixed rate of 7.150% per annum (paid semi-annually) until July 28, 2027. Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Concurrently with the issuance of the LRCN Series 3 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 55 (NVCC) (Series 55 shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 55 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 3 Notes when due, the sole remedy of each LRCN Series 3 Note holder is limited to that holder’s proportionate share of the Series 55 Preferred Shares held in the Limited Recourse Trust
. Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
The LRCN Series 3 Notes and the Series 55 Preferred Shares carry standard NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III
(see “NVCC conversion mechanics” below).
Upon the occurrence of a Trigger Event, each Series 55 Preferred Share held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Series 3 Note holders, into a variable number of common shares that will be delivered to LRCN Series 3 Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCN Series 3 Notes. All claims of LRCN Series 3 Note holders against CIBC under the LRCN Series 3 Notes will be extinguished upon receipt of such common shares.
Limited Recourse Capital Notes (the Notes)
The Notes are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion, as the sole recourse of each Note holder in the event of non-payment will be limited to that holder’s proportionate share of the non-cumulative Rate Reset Class A Preferred Shares Series 53, 54 and 55 held in the Limited Recourse Trust. The liability component of the Notes has a nominal value and, as a result, the full proceeds received upon the issuance of the Notes have been presented as equity on the consolidated balance sheet and any interest payments paid thereon are accounted for as equity distributions.

NVCC conversion mechanics
Each series of Class A
Preferred Shares

discussed above are subject to an NVCC provision, necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are automatically converted into common shares upon the occurrence of a “Trigger Event”. As described in the Capital Adequacy Guidelines, a Trigger Event occurs when OSFI determines the bank is or is about to become non-viable and, if after conversion of all contingent instruments and consideration of any other relevant factors or circumstances, it is reasonably likely that its viability will be restored or maintained; or if the bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government, without which OSFI would have determined the bank to be non-viable. Each such share is convertible into a number of common shares, determined by dividing the par value of $
25.00
(except,
$1,000
in the case of the Series 53, 54, 55, and 56 Preferred Shares) plus declared and unpaid dividends (except for the Series 53, 54 and 55 Preferred Shares while held in the Limited Recourse Trust) by the average common share price (as defined in the relevant prospectus supplement) subject to a minimum price of $
2.50
per share (subject to adjustment in certain events as defined in the relevant prospectus supplement). We have recorded the Series 39, Series 41, Series 43, Series 47, Series 49, Series 51 and Series 56 shares as equity.

Terms of Class A Preferred Shares

Outstanding as at October 31, 2022	Semi-annually dividends per share (1)	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39		$0.232063	July 31, 2024	$25.00
Series 41		0.244313	January 31, 2025	25.00
Series 43		0.196438	July 31, 2025	25.00
Series 47		0.281250	January 31, 2023	25.00
Series 49		0.325000	April 30, 2024	25.00
Series 51		0.321875	July 31, 2024	25.00
Series 56	$36.825000		September 28, 2027	1,000.00

(1)	Dividends may be adjusted depending on the timing of issuance or redemption.
Restrictions on the payment of dividends
Under Section 79 of the
Bank Act
(Canada), a bank, including CIBC, is prohibited from declaring or paying any dividends on its preferred or common shares if there are reasonable grounds for believing that the bank is, or the payment would cause it to be, in contravention of any capital adequacy or liquidity regulation or any direction to the bank made by OSFI.
In addition, our ability to pay common share dividends is also restricted by the terms of the outstanding preferred shares. These terms provide that we may not pay dividends on our common shares at any time without the approval of holders of the outstanding preferred shares, unless all dividends to preferred shareholders that are then payable have been declared and paid or set apart for payment. Our Series 53, 54, and 55 Preferred Shares further limit the payment of dividends on the outstanding Class A Preferred Shares Series 39, 41, 43, 47, 49, 51, and 56 in certain limited circumstances.
Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Capital
Objectives, policy and procedures
Our overall capital management objective is to employ a strong and efficient capital base. We manage capital in accordance with a capital policy approved by the Board, which includes specific guidelines that relate to capital strength, capital mix, dividends and return of capital, and the unconsolidated capital adequacy of regulated entities. Capital is monitored continuously for compliance.
Each year, a Capital Plan and three-year outlook are established as a part of the financial plan, and they encompass all material elements of capital: forecasts of sources and uses of capital including earnings, dividends, business growth, and corporate initiatives, as well as maturities, redemptions, and issuances of capital instruments. The Capital Plan is stress-tested to ensure that it is sufficiently robust under severe but plausible stress scenarios. The level of capital and capital ratios are monitored throughout the year including a comparison to the Capital Plan. There were no significant changes made to the objectives, policy, guidelines and procedures during the year.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) requirements
Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision (BCBS).
CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a Common Equity Tier 1 (CET1) surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 2.5% effective October 31, 2021, reflecting the highest DSB requirement under OSFI capital requirements. The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of
 10.5%, 12.0%, and 14.0%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.

Regulatory capital consists of CET1, Tier 1 and Tier 2 capital. CET1 capital includes common shares, retained earnings, AOCI (excluding AOCI relating to cash flow hedges and changes to FVO liabilities attributable to changes in own credit risk), and qualifying instruments issued by a consolidated banking subsidiary to third parties, less regulatory adjustments for items such as goodwill and other intangible assets (net of related deferred tax liabilities), certain deferred tax assets, net assets related to defined benefit pension plans as reported on our consolidated balance sheet (net of related deferred tax liabilities), and certain investments. Additional Tier 1 (AT1) capital primarily includes NVCC preferred shares, Limited Recourse Capital Notes, qualifying instruments issued by a consolidated subsidiary to third parties. Tier 2 capital includes NVCC subordinated indebtedness, eligible collective allowance under the standardized approach, and qualifying instruments issued by a consolidated subsidiary to third parties.
OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (2.5% as noted above), and a minimum TLAC leverage ratio of 6.75%, beginning in the first quarter of fiscal 2022. TLAC consists of regulatory capital and bail-in eligible liabilities that have residual maturity greater than one year.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds
3.0
%. This minimum may be higher for certain institutions at OSFI’s discretion. On
April 9, 2020
, OSFI announced temporary exclusion of central bank reserves and qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID
-19
pandemic. Starting
January 1, 2022
, the temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure was no
longer applicable. On
September 13, 2022
, OSFI announced
 that
the temporary exclusion of central bank reserves from the leverage exposure measure will be no
longer applicable effective
April 1, 2023
. Effective
February 1, 2023
, D-SIBs will be expected to have leverage ratios that meet or exceed
3.5
%, including a leverage ratio buffer introduced under the modified Leverage Ratio framework as part of Basel III reforms.

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2022	2021

CET1 capital (1)		$37,005	$33,751
Tier 1 capital (1)	A	41,946	38,344
Total capital (1)		48,263	44,202
Total RWA	B	315,634	272,814
CET1 ratio		11.7%	12.4%
Tier 1 capital ratio		13.3%	14.1%
Total capital ratio		15.3%	16.2%
Leverage ratio exposure (2)	C	$961,791	$823,343
Leverage ratio (2)	A/ C	4.4%	4.7%
TLAC available	D	$95,136	$76,701
TLAC ratio	D/B	30.1%	28.1%
TLAC leverage ratio	D/C	9.9%	9.3%

(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure. On September 13, 2022, OSFI announced that
the temporary exclusion of central bank reserves from the leverage exposure measure will be no longer applicable effective April 1, 2023.

During the years ended October 31, 2022 and 2021, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.